Pacer Swan SOS Fund of Funds ETF
Schedule of Investments
July 31, 2026 (Unaudited)

AFFILIATED EXCHANGE TRADED FUNDS - 99.6%	Shares		Value
Pacer Swan SOS Conservative (April) ETF (a)(b)	1,744,472		$ 52,687,590
Pacer Swan SOS Conservative (January) ETF (a)(b)	788,754		25,941,252
Pacer Swan SOS Conservative (July) ETF (a)(b)	1,121,765		35,637,128
Pacer Swan SOS Conservative (October) ETF (a)(b)	1,342,756		42,235,450
Pacer Swan SOS Flex (April) ETF (a)(b)(c)	507,781		17,817,680
Pacer Swan SOS Flex (January) ETF (a)(b)	824,213		33,058,194
Pacer Swan SOS Flex (July) ETF (a)(b)(c)	758,541		26,741,756
Pacer Swan SOS Flex (October) ETF (a)(b)	840,907		29,374,563
Pacer Swan SOS Moderate (April) ETF (a)(b)	2,407,530		78,033,825
Pacer Swan SOS Moderate (January) ETF (a)(b)	2,338,537		80,744,772
Pacer Swan SOS Moderate (July) ETF (a)(b)(c)	2,388,650		81,071,259
Pacer Swan SOS Moderate (October) ETF (a)(b)	2,629,357		86,252,375
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $485,071,703)			589,595,844

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	2,055,425		2,055,425
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,055,425)			2,055,425

TOTAL INVESTMENTS - 99.9% (Cost $487,127,128)			591,651,269
Other Assets in Excess of Liabilities - 0.1%		0.00071	422,411
TOTAL NET ASSETS - 100.0%			$ 592,073,680

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $2,025,794.
(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Swan SOS Fund of Funds ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$ 589,595,844	$ –	$ –	$ 589,595,844
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	2,055,425
Total Investments	$ 589,595,844	$ –	$ –	$ 591,651,269

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Pacer Swan SOS Fund of Funds ETF - Transactions with Affiliates
	Value as of October 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of July 31, 2026	Shares as of July 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Pacer Swan SOS Conservative (April) ETF	$ 53,616,816	$ –	$ (5,726,072)	$ 989,670	$ 3,807,176	$ 52,687,590	1,744,472	$ –	$ –
Pacer Swan SOS Conservative (January) ETF	26,785,889	–	(2,851,078)	679,345	1,327,096	25,941,252	788,754	–	–
Pacer Swan SOS Conservative (July) ETF	37,207,594	–	(3,944,943)	937,131	1,437,346	35,637,128	1,121,765	–	–
Pacer Swan SOS Conservative (October) ETF	38,010,996	5,864,333	(4,633,017)	583,247	2,409,891	42,235,450	1,342,756	–	–
Pacer Swan SOS Flex (April) ETF	13,901,855	3,842,873	(1,533,785)	446,197	1,160,540	17,817,680	507,781	–	–
Pacer Swan SOS Flex (January) ETF	23,817,231	9,623,211	(3,051,593)	926,664	1,742,681	33,058,194	824,213	–	–
Pacer Swan SOS Flex (July) ETF	23,114,668	4,419,188	(2,456,462)	870,575	793,787	26,741,756	758,541	–	–
Pacer Swan SOS Flex (October) ETF	14,285,024	15,512,810	(2,849,644)	984,918	1,441,455	29,374,563	840,907	–	–
Pacer Swan SOS Moderate (April) ETF	73,186,604	5,765,637	(7,883,843)	1,768,973	5,196,454	78,033,825	2,407,530	0	–
Pacer Swan SOS Moderate (January) ETF	68,796,022	14,148,680	(8,063,809)	2,075,189	3,788,690	80,744,772	2,338,537	–	–
Pacer Swan SOS Moderate (July) ETF	77,788,804	6,626,392	(8,250,636)	2,344,169	2,562,530	81,071,259	2,388,650	–	–
Pacer Swan SOS Moderate (October) ETF	67,686,371	21,464,743	(9,219,138)	2,635,990	3,684,409	86,252,375	2,629,357	0	–
	$ 518,197,874	$ 87,267,867	$ (60,464,020)	$ 15,242,068	$ 29,352,055	$ 589,595,844	17,693,263	$ –	$ –